Income Tax Credit - Schedule of Major Components of Income Tax (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current tax:
Total current tax	£ 7,254	£ 5,494	£ 4,238
Deferred tax:
In respect of prior years, deferred tax	(4,325)	(2,901)	(1,962)
Total deferred tax	15	(1)	1
Income tax credit	7,269	5,493	4,239
Current income tax receivable	7,188	9,822	8,481
Deferred tax	60	44
U.K. [member]
Current tax:
In respect of current year	7,185	5,516	4,325
In respect of prior years	69	(22)	(86)
Deferred tax:
Current income tax receivable	7,185	9,818	8,477
U.S. [member]
Current tax:
In respect of current year			(1)
Deferred tax:
In respect of current year, deferred tax	15		1
In respect of prior years, deferred tax		(1)
Current income tax receivable	3	4	4
Deferred tax	£ 60	£ 44	£ 46